Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Without Sales Load [Member] | C000005462
Average Annual Return [Line Items]
Average Annual Return, Percent	8.34%	4.97%	11.01%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.15%	13.15%	14.29%
Russell 2000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	12.81%	6.09%	9.62%